Other payables and accrued expenses (Summary Other Payables and Accrued Expenses) (Details) (ILS) ₪ in Thousands, $ in Thousands		Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
Disclosure of offsetting of financial liabilities [line items]
Customer advances | ₪			₪ 1,787	₪ 1,576
Accrued expenses | ₪			9,617	7,335
Other payables | ₪			207	284
Total other payables and accrued expenses | ₪			₪ 11,611	₪ 9,195
US Dollars [Member]
Disclosure of offsetting of financial liabilities [line items]
Customer advances | $		$ 555
Accrued expenses | $		3,037
Other payables | $		20
Total other payables and accrued expenses | $	[1]	$ 3,612

[1]	Convenience Translation into US Dollars.